Shareholder Report, Holdings (Details)	Mar. 31, 2026
Fidelity Freedom 2040 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Freedom 2040 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Freedom 2040 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Freedom 2040 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2040 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2040 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2040 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Freedom 2040 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom 2040 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Freedom 2040 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Freedom 2040 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.50%
Fidelity Freedom 2040 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Fidelity Freedom 2040 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Freedom 2040 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2040 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Freedom 2040 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Freedom 2040 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Freedom 2040 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2040 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2040 Fund - Premier Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2040 Fund - Premier Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Freedom 2040 Fund - Premier Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom 2040 Fund - Premier Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Freedom 2040 Fund - Premier Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Freedom 2040 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.50%
Fidelity Freedom 2040 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Fidelity Freedom 2040 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Freedom 2040 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2015 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Fidelity Freedom 2015 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Freedom 2015 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom 2015 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Freedom 2015 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Freedom 2015 Fund - Premier Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom 2015 Fund - Premier Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom 2015 Fund - Premier Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom 2015 Fund - Premier Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Freedom 2015 Fund - Premier Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Freedom 2015 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Fidelity Freedom 2015 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Fidelity Freedom 2015 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom 2015 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Freedom 2015 Fund - Premier Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Freedom Retirement Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Fidelity Freedom Retirement Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity Freedom Retirement Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Freedom Retirement Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Freedom Retirement Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Retirement Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Freedom Retirement Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Freedom Retirement Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Freedom Retirement Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Freedom Retirement Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Freedom Retirement Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Freedom Retirement Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Freedom Retirement Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	61.30%
Fidelity Freedom Retirement Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Freedom Retirement Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Freedom 2070 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Freedom 2070 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Freedom 2070 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Freedom 2070 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2070 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2070 Fund - Premier Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2070 Fund - Premier Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2070 Fund - Premier Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Freedom 2070 Fund - Premier Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Freedom 2070 Fund - Premier Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom 2070 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	56.00%
Fidelity Freedom 2070 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.40%
Fidelity Freedom 2070 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Freedom 2070 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Freedom 2020 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Fidelity Freedom 2020 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Freedom 2020 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Freedom 2020 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom 2020 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2020 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2020 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Freedom 2020 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Freedom 2020 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Freedom 2020 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Freedom 2020 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Fidelity Freedom 2020 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity Freedom 2020 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	49.20%
Fidelity Freedom 2020 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Freedom 2020 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Freedom 2055 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Freedom 2055 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Freedom 2055 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Freedom 2055 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2055 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2055 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2055 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2055 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Freedom 2055 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Freedom 2055 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Freedom 2055 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	55.90%
Fidelity Freedom 2055 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.30%
Fidelity Freedom 2055 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Freedom 2055 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Freedom 2015 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Fidelity Freedom 2015 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Freedom 2015 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom 2015 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Freedom 2015 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Freedom 2015 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom 2015 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom 2015 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom 2015 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Freedom 2015 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Freedom 2015 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Fidelity Freedom 2015 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Fidelity Freedom 2015 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom 2015 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Freedom 2015 Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Freedom 2070 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Freedom 2070 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Freedom 2070 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Freedom 2070 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2070 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2070 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2070 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2070 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Freedom 2070 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Freedom 2070 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom 2070 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	56.00%
Fidelity Freedom 2070 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.40%
Fidelity Freedom 2070 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Freedom 2070 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Freedom 2035 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Freedom 2035 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Freedom 2035 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Freedom 2035 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Freedom 2035 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom 2035 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom 2035 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom 2035 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2035 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Freedom 2035 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Freedom 2035 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Fidelity Freedom 2035 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Fidelity Freedom 2035 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Fidelity Freedom 2035 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Freedom 2060 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Freedom 2060 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Freedom 2060 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Freedom 2060 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2060 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2060 Fund - Premier Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2060 Fund - Premier Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Freedom 2060 Fund - Premier Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Freedom 2060 Fund - Premier Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Freedom 2060 Fund - Premier Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom 2060 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	56.00%
Fidelity Freedom 2060 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.40%
Fidelity Freedom 2060 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Freedom 2060 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Freedom 2010 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Fidelity Freedom 2010 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Fidelity Freedom 2010 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Freedom 2010 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Freedom 2010 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Freedom 2010 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Freedom 2010 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Freedom 2010 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Freedom 2010 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Freedom 2010 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Freedom 2010 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Freedom 2010 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Freedom 2010 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	59.30%
Fidelity Freedom 2010 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Freedom 2010 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Freedom 2035 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Freedom 2035 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Freedom 2035 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Freedom 2035 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Freedom 2035 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom 2035 Fund - Premier Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom 2035 Fund - Premier Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom 2035 Fund - Premier Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2035 Fund - Premier Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Freedom 2035 Fund - Premier Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Freedom 2035 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Fidelity Freedom 2035 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Fidelity Freedom 2035 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Fidelity Freedom 2035 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Freedom 2035 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Freedom 2035 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Freedom 2035 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Freedom 2035 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Freedom 2035 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom 2035 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom 2035 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom 2035 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2035 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Freedom 2035 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Freedom 2035 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Fidelity Freedom 2035 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Fidelity Freedom 2035 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Fidelity Freedom 2035 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Freedom Retirement Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Fidelity Freedom Retirement Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity Freedom Retirement Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Freedom Retirement Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Freedom Retirement Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Retirement Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Freedom Retirement Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Freedom Retirement Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Freedom Retirement Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Freedom Retirement Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Freedom Retirement Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Freedom Retirement Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Freedom Retirement Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	61.30%
Fidelity Freedom Retirement Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Freedom Retirement Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Freedom 2045 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Freedom 2045 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Freedom 2045 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Freedom 2045 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Freedom 2045 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Freedom 2045 Fund - Premier Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Freedom 2045 Fund - Premier Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Freedom 2045 Fund - Premier Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Freedom 2045 Fund - Premier Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom 2045 Fund - Premier Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Freedom 2045 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.20%
Fidelity Freedom 2045 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.20%
Fidelity Freedom 2045 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Freedom 2045 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Freedom 2030 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Fidelity Freedom 2030 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Freedom 2030 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Freedom 2030 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Freedom 2030 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Freedom 2030 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom 2030 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom 2030 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom 2030 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2030 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Freedom 2030 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Fidelity Freedom 2030 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Fidelity Freedom 2030 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.90%
Fidelity Freedom 2030 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2045 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Freedom 2045 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Freedom 2045 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Freedom 2045 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Freedom 2045 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Freedom 2045 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Freedom 2045 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Freedom 2045 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Freedom 2045 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom 2045 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Freedom 2045 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.20%
Fidelity Freedom 2045 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.20%
Fidelity Freedom 2045 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Freedom 2045 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Freedom 2040 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Freedom 2040 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Freedom 2040 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Freedom 2040 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2040 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2040 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2040 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Freedom 2040 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom 2040 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Freedom 2040 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Freedom 2040 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.50%
Fidelity Freedom 2040 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Fidelity Freedom 2040 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Freedom 2040 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2035 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Freedom 2035 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Freedom 2035 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Freedom 2035 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Freedom 2035 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom 2035 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom 2035 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom 2035 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2035 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Freedom 2035 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Freedom 2035 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Fidelity Freedom 2035 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Fidelity Freedom 2035 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Fidelity Freedom 2035 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Freedom 2055 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Freedom 2055 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Freedom 2055 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Freedom 2055 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2055 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2055 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2055 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2055 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Freedom 2055 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Freedom 2055 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Freedom 2055 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	55.90%
Fidelity Freedom 2055 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.30%
Fidelity Freedom 2055 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Freedom 2055 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Freedom 2015 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Fidelity Freedom 2015 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Freedom 2015 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom 2015 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Freedom 2015 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Freedom 2015 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom 2015 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom 2015 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom 2015 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Freedom 2015 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Freedom 2015 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Fidelity Freedom 2015 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Fidelity Freedom 2015 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom 2015 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Freedom 2015 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Freedom 2030 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Fidelity Freedom 2030 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Freedom 2030 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Freedom 2030 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Freedom 2030 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Freedom 2030 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom 2030 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom 2030 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom 2030 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2030 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Freedom 2030 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Fidelity Freedom 2030 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Fidelity Freedom 2030 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.90%
Fidelity Freedom 2030 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2060 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Freedom 2060 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Freedom 2060 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Freedom 2060 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2060 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2060 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2060 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Freedom 2060 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Freedom 2060 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Freedom 2060 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom 2060 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	56.00%
Fidelity Freedom 2060 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.40%
Fidelity Freedom 2060 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Freedom 2060 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Freedom 2065 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Freedom 2065 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Freedom 2065 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Freedom 2065 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2065 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2065 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2065 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Freedom 2065 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Freedom 2065 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Freedom 2065 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom 2065 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	56.00%
Fidelity Freedom 2065 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.40%
Fidelity Freedom 2065 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Freedom 2065 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Freedom Retirement Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Fidelity Freedom Retirement Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity Freedom Retirement Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Freedom Retirement Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Freedom Retirement Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Retirement Fund - Premier Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Freedom Retirement Fund - Premier Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Freedom Retirement Fund - Premier Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Freedom Retirement Fund - Premier Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Freedom Retirement Fund - Premier Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Freedom Retirement Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Freedom Retirement Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Freedom Retirement Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	61.30%
Fidelity Freedom Retirement Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Freedom Retirement Fund - Premier Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Freedom 2030 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Fidelity Freedom 2030 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Freedom 2030 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Freedom 2030 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Freedom 2030 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Freedom 2030 Fund - Premier Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom 2030 Fund - Premier Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom 2030 Fund - Premier Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom 2030 Fund - Premier Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2030 Fund - Premier Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Freedom 2030 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Fidelity Freedom 2030 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Fidelity Freedom 2030 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.90%
Fidelity Freedom 2030 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2025 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Fidelity Freedom 2025 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Freedom 2025 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Freedom 2025 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Freedom 2025 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Freedom 2025 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2025 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Freedom 2025 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Freedom 2025 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Freedom 2025 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Freedom 2025 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Fidelity Freedom 2025 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Fidelity Freedom 2025 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Fidelity Freedom 2025 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Freedom 2065 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Freedom 2065 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Freedom 2065 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Freedom 2065 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2065 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2065 Fund - Premier Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2065 Fund - Premier Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Freedom 2065 Fund - Premier Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Freedom 2065 Fund - Premier Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Freedom 2065 Fund - Premier Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom 2065 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	56.00%
Fidelity Freedom 2065 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.40%
Fidelity Freedom 2065 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Freedom 2065 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Freedom 2010 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Fidelity Freedom 2010 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Fidelity Freedom 2010 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Freedom 2010 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Freedom 2010 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Freedom 2010 Fund - Premier Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Freedom 2010 Fund - Premier Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Freedom 2010 Fund - Premier Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Freedom 2010 Fund - Premier Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Freedom 2010 Fund - Premier Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Freedom 2010 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Freedom 2010 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Freedom 2010 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	59.30%
Fidelity Freedom 2010 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Freedom 2010 Fund - Premier Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Freedom 2065 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Freedom 2065 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Freedom 2065 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Freedom 2065 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2065 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2065 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2065 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Freedom 2065 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Freedom 2065 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Freedom 2065 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom 2065 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	56.00%
Fidelity Freedom 2065 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.40%
Fidelity Freedom 2065 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Freedom 2065 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Freedom 2050 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Freedom 2050 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Freedom 2050 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Freedom 2050 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2050 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2050 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2050 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Freedom 2050 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Freedom 2050 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Freedom 2050 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Freedom 2050 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	55.00%
Fidelity Freedom 2050 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.70%
Fidelity Freedom 2050 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom 2050 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Freedom 2025 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Fidelity Freedom 2025 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Freedom 2025 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Freedom 2025 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Freedom 2025 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Freedom 2025 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2025 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Freedom 2025 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Freedom 2025 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Freedom 2025 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Freedom 2025 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Fidelity Freedom 2025 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Fidelity Freedom 2025 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Fidelity Freedom 2025 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Freedom 2070 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Freedom 2070 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Freedom 2070 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Freedom 2070 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2070 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2070 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2070 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2070 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Freedom 2070 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Freedom 2070 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom 2070 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	56.00%
Fidelity Freedom 2070 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.40%
Fidelity Freedom 2070 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Freedom 2070 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Freedom 2045 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Freedom 2045 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Freedom 2045 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Freedom 2045 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Freedom 2045 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Freedom 2045 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Freedom 2045 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Freedom 2045 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Freedom 2045 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom 2045 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Freedom 2045 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.20%
Fidelity Freedom 2045 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.20%
Fidelity Freedom 2045 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Freedom 2045 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Freedom 2030 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Fidelity Freedom 2030 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Freedom 2030 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Freedom 2030 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Freedom 2030 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Freedom 2030 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom 2030 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom 2030 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Freedom 2030 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2030 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Freedom 2030 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Fidelity Freedom 2030 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Fidelity Freedom 2030 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.90%
Fidelity Freedom 2030 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2040 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Freedom 2040 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Freedom 2040 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Freedom 2040 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2040 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2040 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2040 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Freedom 2040 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom 2040 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Freedom 2040 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Freedom 2040 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.50%
Fidelity Freedom 2040 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Fidelity Freedom 2040 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Freedom 2040 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Freedom 2070 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Freedom 2070 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Freedom 2070 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Freedom 2070 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2070 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2070 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2070 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2070 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Freedom 2070 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Freedom 2070 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom 2070 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	56.00%
Fidelity Freedom 2070 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.40%
Fidelity Freedom 2070 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Freedom 2070 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Freedom 2010 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Fidelity Freedom 2010 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Fidelity Freedom 2010 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Freedom 2010 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Freedom 2010 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Freedom 2010 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Freedom 2010 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Freedom 2010 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Freedom 2010 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Freedom 2010 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Freedom 2010 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Freedom 2010 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Freedom 2010 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	59.30%
Fidelity Freedom 2010 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Freedom 2010 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Freedom 2025 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Fidelity Freedom 2025 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Freedom 2025 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Freedom 2025 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Freedom 2025 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Freedom 2025 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2025 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Freedom 2025 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Freedom 2025 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Freedom 2025 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Freedom 2025 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Fidelity Freedom 2025 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Fidelity Freedom 2025 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Fidelity Freedom 2025 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Freedom 2010 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Fidelity Freedom 2010 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Fidelity Freedom 2010 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Freedom 2010 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Freedom 2010 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Freedom 2010 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Freedom 2010 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Freedom 2010 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Freedom 2010 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Freedom 2010 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Freedom 2010 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Freedom 2010 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Freedom 2010 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	59.30%
Fidelity Freedom 2010 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Freedom 2010 Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Freedom 2060 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Freedom 2060 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Freedom 2060 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Freedom 2060 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2060 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2060 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2060 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Freedom 2060 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Freedom 2060 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Freedom 2060 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom 2060 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	56.00%
Fidelity Freedom 2060 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.40%
Fidelity Freedom 2060 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Freedom 2060 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Freedom 2015 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Fidelity Freedom 2015 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Freedom 2015 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Freedom 2015 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Freedom 2015 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Freedom 2015 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom 2015 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom 2015 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom 2015 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Freedom 2015 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Freedom 2015 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Fidelity Freedom 2015 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Fidelity Freedom 2015 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Fidelity Freedom 2015 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Freedom 2015 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Freedom 2020 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Fidelity Freedom 2020 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Freedom 2020 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Freedom 2020 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom 2020 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2020 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2020 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Freedom 2020 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Freedom 2020 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Freedom 2020 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Freedom 2020 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Fidelity Freedom 2020 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity Freedom 2020 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	49.20%
Fidelity Freedom 2020 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Freedom 2020 Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Freedom 2020 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Fidelity Freedom 2020 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Freedom 2020 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Freedom 2020 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom 2020 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2020 Fund - Premier Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2020 Fund - Premier Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Freedom 2020 Fund - Premier Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Freedom 2020 Fund - Premier Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Freedom 2020 Fund - Premier Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Freedom 2020 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Fidelity Freedom 2020 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity Freedom 2020 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	49.20%
Fidelity Freedom 2020 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Freedom 2020 Fund - Premier Class | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Freedom 2055 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Freedom 2055 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Freedom 2055 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Freedom 2055 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2055 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2055 Fund - Premier Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2055 Fund - Premier Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2055 Fund - Premier Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Freedom 2055 Fund - Premier Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Freedom 2055 Fund - Premier Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Freedom 2055 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	55.90%
Fidelity Freedom 2055 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.30%
Fidelity Freedom 2055 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Freedom 2055 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Freedom 2055 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Freedom 2055 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Freedom 2055 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Freedom 2055 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2055 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2055 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2055 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Freedom 2055 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Freedom 2055 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Freedom 2055 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Freedom 2055 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	55.90%
Fidelity Freedom 2055 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.30%
Fidelity Freedom 2055 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Freedom 2055 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Freedom 2060 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Freedom 2060 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Freedom 2060 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Freedom 2060 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2060 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2060 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2060 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Freedom 2060 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Freedom 2060 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Freedom 2060 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom 2060 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	56.00%
Fidelity Freedom 2060 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.40%
Fidelity Freedom 2060 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Freedom 2060 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Freedom 2045 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Freedom 2045 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Freedom 2045 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Freedom 2045 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Freedom 2045 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Freedom 2045 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Freedom 2045 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Freedom 2045 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Freedom 2045 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom 2045 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Freedom 2045 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.20%
Fidelity Freedom 2045 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.20%
Fidelity Freedom 2045 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Freedom 2045 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Freedom 2050 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Freedom 2050 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Freedom 2050 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Freedom 2050 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2050 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2050 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2050 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Freedom 2050 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Freedom 2050 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Freedom 2050 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Freedom 2050 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	55.00%
Fidelity Freedom 2050 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.70%
Fidelity Freedom 2050 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom 2050 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Freedom 2050 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Freedom 2050 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Freedom 2050 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Freedom 2050 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2050 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2050 Fund - Premier Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2050 Fund - Premier Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Freedom 2050 Fund - Premier Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Freedom 2050 Fund - Premier Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Freedom 2050 Fund - Premier Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Freedom 2050 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	55.00%
Fidelity Freedom 2050 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.70%
Fidelity Freedom 2050 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom 2050 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Freedom 2020 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Fidelity Freedom 2020 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Freedom 2020 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Freedom 2020 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Freedom 2020 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2020 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2020 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Freedom 2020 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Freedom 2020 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Freedom 2020 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Freedom 2020 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Fidelity Freedom 2020 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity Freedom 2020 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	49.20%
Fidelity Freedom 2020 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Freedom 2020 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Freedom Retirement Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Fidelity Freedom Retirement Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity Freedom Retirement Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Freedom Retirement Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Freedom Retirement Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom Retirement Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Freedom Retirement Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Freedom Retirement Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Freedom Retirement Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Freedom Retirement Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Freedom Retirement Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Freedom Retirement Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Freedom Retirement Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	61.30%
Fidelity Freedom Retirement Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Freedom Retirement Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Freedom 2050 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Freedom 2050 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Freedom 2050 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Freedom 2050 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2050 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2050 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Freedom 2050 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Freedom 2050 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Freedom 2050 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Freedom 2050 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Freedom 2050 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	55.00%
Fidelity Freedom 2050 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.70%
Fidelity Freedom 2050 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Freedom 2050 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Freedom 2065 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Freedom 2065 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Freedom 2065 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Freedom 2065 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2065 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2065 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Freedom 2065 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Freedom 2065 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Freedom 2065 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Freedom 2065 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Freedom 2065 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	56.00%
Fidelity Freedom 2065 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.40%
Fidelity Freedom 2065 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Freedom 2065 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Freedom 2025 Fund - Premier Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Fidelity Freedom 2025 Fund - Premier Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Freedom 2025 Fund - Premier Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Freedom 2025 Fund - Premier Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Freedom 2025 Fund - Premier Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Freedom 2025 Fund - Premier Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Freedom 2025 Fund - Premier Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Freedom 2025 Fund - Premier Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Freedom 2025 Fund - Premier Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Freedom 2025 Fund - Premier Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Freedom 2025 Fund - Premier Class | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Fidelity Freedom 2025 Fund - Premier Class | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Fidelity Freedom 2025 Fund - Premier Class | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Fidelity Freedom 2025 Fund - Premier Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%